Equity - Outstanding number of shares (Detail) - Ordinary shares [member] - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity - Text Details (Detail) [Line Items]
Number of shares outstanding at beginning of period	926,191,723	922,436,563	917,103,586
Dividend distributed	9,533,223	11,264,163	17,344,462
Purchase of treasury shares, number of	(31,993,879)	(19,841,595)	(25,193,411)
Re-issuance of treasury shares, number of	10,453,020	12,332,592	13,181,926
Number of shares outstanding at end of period	914,184,087	926,191,723	922,436,563